Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Significant Accounting Policies

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying Consolidated Financial Statements and footnotes of the International Business Machines Corporation (IBM or the company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts. Certain prior-year amounts have been reclassified to conform to the current year presentation. This is annotated where applicable. In addition, in the first quarter of 2022, an adjustment of $63 million was recorded between common stock and retained earnings related to the issuance of treasury stock in connection with certain previously issued stock-based compensation awards and is reflected in the Consolidated Balance Sheet and Consolidated Statement of Equity at December 31, 2022.

On November 3, 2021, the company completed the separation of its managed infrastructure services unit into a new public company with the distribution of 80.1 percent of the outstanding common stock of Kyndryl Holdings, Inc. (Kyndryl) to IBM stockholders on a pro rata basis. To effect the separation, IBM stockholders received one share of Kyndryl common stock for every five shares of IBM common stock held at the close of business on October 25, 2021, the record date for the distribution. The company retained 19.9 percent of the shares of Kyndryl common stock immediately following the separation. During 2022, the company fully disposed of its retained interest in Kyndryl common stock pursuant to exchange agreements with a third-party financial institution, which were completed within twelve months of separation. Refer to note J, “Financial Assets & Liabilities,” for additional information. At December 31, 2022, the company no longer held an ownership interest in Kyndryl.

The accounting requirements for reporting the separation of Kyndryl as a discontinued operation were met when the separation was completed. Accordingly, the historical results of Kyndryl are presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented. Refer to note C, “Separation of Kyndryl,” for additional information.

In the first quarter of 2022, the company realigned its management structure to reflect the planned divestiture of its healthcare software assets which was completed in the second quarter of 2022. This change impacted the company’s Software segment and Other–divested businesses category, but did not impact the company’s Consolidated Financial Statements. Refer to note E, “Segments,” for additional information on the company’s reportable segments. The segments presented in this Annual Report are reported on a comparable basis for all periods.

In September 2022, the IBM Qualified Personal Pension Plan (Qualified PPP) purchased two separate nonparticipating single premium group annuity contracts from The Prudential Insurance Company of America and Metropolitan Life Insurance Company (collectively, the Insurers) and irrevocably transferred to the Insurers approximately $16 billion of the Qualified PPP’s defined benefit pension obligations and related plan assets, thereby reducing the company’s pension obligations and assets by the same amount. The group annuity contracts were purchased using assets of the Qualified PPP and no additional funding contribution was required from the company. As a result of this transaction the company recognized a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion ($4.4 billion net of tax) in the third quarter of 2022, primarily related to the accelerated recognition of accumulated actuarial losses of the Qualified PPP. Refer to note V, “Retirement-Related Benefits,” for additional information.

The company reported a benefit from income taxes of $626 million for the year ended December 31, 2022. This tax benefit was primarily due to the transfer of a portion of the Qualified PPP’s defined benefit pension obligations and related plan assets, as described above. The benefit from income taxes for the year ended December 31, 2020 was primarily due to the tax impacts of an intra-entity sale of certain of the company’s intellectual property. Refer to note H, “Taxes,” for additional information.

Noncontrolling interest amounts of $20 million, $19 million and $13 million, net of tax, for the years ended December 31, 2022, 2021 and 2020, respectively, are included as a reduction within other (income) and expense in the Consolidated Income Statement.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of IBM and its controlled subsidiaries, which are primarily majority owned. Any noncontrolling interest in the equity of a subsidiary is reported as a component of total equity in the Consolidated Balance Sheet. Net income and losses attributable to the noncontrolling interest is reported as described above in the Consolidated Income Statement. The accounts of variable interest entities (VIEs) are included in the Consolidated Financial Statements, if required. Investments in business entities in which the company does not have control but has the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method and the company’s proportionate share of income or loss is recorded in other (income) and expense. The accounting policy for other investments in equity securities is described within the “Marketable Securities” section of this note. Equity investments in non-publicly traded entities lacking controlling financial interest or significant influence are primarily measured at cost, absent other indicators of fair value, net of impairment, if any. All intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts that are reported in the Consolidated Financial Statements and accompanying disclosures. Estimates are made for the following, among others: revenue, costs to complete service contracts, income taxes, pension assumptions, valuation of assets including goodwill and intangible assets, loss contingencies, allowance for credit losses and other matters. These estimates are based on management’s best knowledge of current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may be different from these estimates.

In the fourth quarter of 2022, the company completed its annual assessment of the useful lives of its information technology equipment. Due to advances in technology, the company determined it should increase the estimated useful lives of its server and network equipment from five to six years for new assets and from three to four years for used assets. This change in accounting estimate will be effective beginning January 1, 2023 and applied on a prospective basis to these assets on the company’s balance sheet as of December 31, 2022, as well as future asset purchases. Based on the carrying amount of server and network equipment included in property, plant and equipment-net in the company’s Consolidated Balance Sheet as of December 31, 2022, the company estimates this change will increase income from continuing operations before income taxes for 2023 by over $200 million.

Revenue

The company accounts for a contract with a client when it has written approval, the contract is committed, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of collection.

Revenue is recognized when, or as, control of a promised product or service transfers to a client, in an amount that reflects the consideration to which the company expects to be entitled in exchange for transferring those products or services. If the consideration promised in a contract includes a variable amount, the company estimates the amount to which it expects to be entitled using either the expected value or most likely amount method. The company’s contracts may include terms that could cause variability in the transaction price, including, for example, rebates, volume discounts, service-level penalties, and performance bonuses or other forms of contingent revenue.

The company only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The company may not be able to reliably estimate contingent revenue in certain long-term arrangements due to uncertainties that are not expected to be resolved for a long period of time or when the company’s experience with similar types of contracts is limited. The company’s arrangements infrequently include contingent revenue. Changes in estimates of variable consideration are included in note D, “Revenue Recognition.”

The company’s standard billing terms are that payment is due upon receipt of invoice, payable within 30 days. Invoices are generally issued as control transfers and/or as services are rendered. Additionally, in determining the transaction price, the company adjusts the promised amount of consideration for the effects of the time value of money if the billing terms are not standard and the timing of payments agreed to by the parties to the contract provide the client or the company with a significant benefit of financing, in which case the contract contains a significant financing component. As a practical expedient, the company does not account for significant financing components if the period between when the company transfers the promised product or service to the client and when the client pays for that product or service will be one year or less. Most arrangements that contain a financing component are financed through the company’s Financing business and include explicit financing terms.

The company may include subcontractor services or third-party vendor equipment or software in certain integrated services arrangements. In these types of arrangements, revenue from sales of third-party vendor products or services is recorded net of costs when the company is acting as an agent between the client and the vendor, and gross when the company is the principal for the transaction. To determine whether the company is an agent or principal, the company considers whether it obtains control of the products or services before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether the company has primary responsibility for fulfillment to the client, as well as inventory risk and pricing discretion.

The company recognizes revenue on sales to solution providers, resellers and distributors (herein referred to as resellers) when the reseller has economic substance apart from the company and the reseller is considered the principal for the transaction with the end-user client.

The company reports revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for arrangements with multiple performance obligations and for each major category of revenue.

Arrangements with Multiple Performance Obligations

The company’s global capabilities as a hybrid cloud platform and AI company include services, software, hardware and related financing. The company enters into revenue arrangements that may consist of any combination of these products and services based on the needs of its clients.

The company continues to develop new products and offerings and their associated consumption and delivery methods, including the use of cloud and as-a-Service models. These are not separate businesses; they are offerings across the segments that address market opportunities in areas such as analytics, data, cloud, security and sustainability. Revenue from these offerings follows the specific revenue recognition policies for arrangements with multiple performance obligations and for each major category of revenue, depending on the type of offering, which are comprised of services, software and/or hardware.

To the extent that a product or service in multiple performance obligation arrangements is subject to other specific accounting guidance, such as leasing guidance, that product or service is accounted for in accordance with such specific guidance. For all other products or services in these arrangements, the company determines if the products or services are distinct and allocates the consideration to each distinct performance obligation on a relative standalone selling price basis.

When products and services are not distinct, the company determines an appropriate measure of progress based on the nature of its overall promise for the single performance obligation.

The revenue policies in the Services, Hardware and/or Software sections below are applied to each performance obligation, as applicable.

Services

The company’s primary services offerings include consulting services, including business transformation; technology consulting and application operations including the design and development of complex IT environments to a client’s specifications (e.g., design and build); cloud services; business process outsourcing; and infrastructure support. Many of these services can be delivered entirely or partially through cloud or as-a-Service delivery models. The company’s services are provided on a time-and-material basis, as a fixed-price contract or as a fixed-price per measure of output contract and the contract terms generally range from less than one year to 5 years.

In services arrangements, the company typically satisfies the performance obligation and recognizes revenue over time. In design and build arrangements, the performance obligation is satisfied over time either because the client controls the asset as it is created (e.g., when the asset is built at the customer site) or because the company’s performance does not create an asset with an alternative use and the company has an enforceable right to payment plus a reasonable profit for performance completed to date. In most other services arrangements, the performance obligation is satisfied over time because the client simultaneously receives and consumes the benefits provided as the company performs the services.

Revenue from time-and-material contracts is recognized on an output basis as labor hours are delivered and/or direct expenses are incurred. Revenue from as-a-Service type contracts, such as Infrastructure-as-a-Service, is recognized either on a straight-line basis or on a usage basis, depending on the terms of the arrangement (such as whether the company is standing ready to perform or whether the contract has usage-based metrics). If an as-a-Service contract includes setup activities, those promises in the arrangement are evaluated to determine if they are distinct.

In areas such as application management, business process outsourcing and other cloud-based services arrangements, the company determines whether the services performed during the initial phases of the arrangement, such as setup activities, are distinct. In most cases, the arrangement is a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). The company applies a measure of progress (typically time-based) to any fixed consideration and allocates variable consideration to the distinct periods of service based on usage. As a result, revenue is generally recognized over the period the services are provided on a usage basis. This results in revenue recognition that corresponds with the value to the client of the services transferred to date relative to the remaining services promised.

Revenue related to maintenance and technology lifecycle support and extended warranty is recognized on a straight-line basis over the period of performance because the company is standing ready to provide services.

In design and build contracts, revenue is recognized based on progress toward completion of the performance obligation using a cost-to-cost measure of progress. Revenue is recognized based on the labor costs incurred to date as a percentage of the total estimated labor costs to fulfill the contract. Due to the nature of the work performed in these arrangements, the estimation of cost at completion is complex, subject to many variables and requires significant judgment. Key factors reviewed by the company to estimate costs to complete each contract are future labor and product costs and expected productivity efficiencies. Changes in original estimates are reflected in revenue on a cumulative catch-up basis in the period in which the circumstances that gave rise to the revision become known by the company. Refer to note D, “Revenue Recognition,” for the amount of revenue recognized in the reporting period on a cumulative catch-up basis (i.e., from performance obligations satisfied, or partially satisfied, in previous periods).

The company performs ongoing profitability analyses of its design and build services contracts accounted for using a cost-to-cost measure of progress in order to determine whether the latest estimates of revenues, costs and profits require updating. If at any time these estimates indicate that the contract will be unprofitable, the entire estimated loss for the remainder of the contract is recorded immediately. For other types of services contracts, any losses are recorded as incurred.

In some services contracts, the company bills the client prior to recognizing revenue from performing the services. Deferred income of $3,241 million and $3,460 million at December 31, 2022 and 2021, respectively, is included in the Consolidated Balance Sheet. In other services contracts, the company performs the services prior to billing the client. When the company performs services prior to billing the client in design and build contracts, the right to consideration is typically subject to milestone completion or client acceptance and the unbilled accounts receivable is classified as a contract asset. At December 31, 2022 and 2021, contract assets for services contracts of $426 million and $430 million, respectively, are included in prepaid expenses and other current assets in the Consolidated Balance Sheet. The remaining amount of unbilled accounts receivable of $788 million and $723 million at December 31, 2022 and 2021, respectively, is included in notes and accounts receivable–trade in the Consolidated Balance Sheet.

Billings usually occur in the month after the company performs the services or in accordance with specific contractual provisions.

Hardware

The company’s hardware offerings include the sale or lease of Hybrid Infrastructure solutions including zSystems as well as Distributed Infrastructure solutions such as Power and storage solutions. The capabilities of these products can also be delivered through as-a-Service or cloud delivery models, such as Infrastructure-as-a-Service and Storage-as-a-Service. The company also offers installation services for its more complex hardware products. Hardware offerings are often sold with distinct maintenance services, described in the Services section above.

Revenue from hardware sales is recognized when control has transferred to the customer which typically occurs when the hardware has been shipped to the client, risk of loss has transferred to the client and the company has a present right to payment for the hardware. In limited circumstances when a hardware sale includes client acceptance provisions, revenue is recognized either when client acceptance has been obtained, client acceptance provisions have lapsed, or the company has objective evidence that the criteria specified in the client acceptance provisions have been satisfied. Revenue from hardware sales-type leases is recognized at the beginning of the lease term. Revenue from rentals and operating leases is recognized on a straight-line basis over the term of the rental or lease.

Revenue from as-a-Service arrangements is recognized either on a straight-line basis or on a usage basis as described in the Services section above. Installation services are accounted for as distinct performance obligations with revenue recognized as the services are performed. Shipping and handling activities that occur after the client has obtained control of a product are accounted for as an activity to fulfill the promise to transfer the product rather than as an additional promised service and, therefore, no revenue is deferred and recognized over the shipping period.

Software

The company’s software offerings include hybrid platform software solutions, which contain many of the company’s strategic areas including Red Hat, automation, data and AI, security and sustainability; transaction processing, which primarily supports mission-critical systems for clients; and distributed infrastructure software, which provides operating systems for zSystems and Power Systems hardware. These offerings include proprietary software and open-source software, and many can be delivered entirely or partially through as-a-Service or cloud delivery models, while others are delivered as on-premise software licenses.

Revenue from proprietary perpetual (one-time charge) license software is recognized at a point in time at the inception of the arrangement when control transfers to the client, if the software license is distinct from the post-contract support (PCS) offered by the company.

Revenue from proprietary term license software is recognized at a point in time for the committed term of the contract, unless consideration depends on client usage, in which case revenue is recognized when the usage occurs.

Proprietary term licenses often have a one-month contract term due to client termination rights, in which case, revenue would be recognized in that month for both the license and PCS. Clients may contract to convert their existing IBM term license software into perpetual license software plus PCS. When proprietary term license software is converted to perpetual license software, the consideration becomes fixed with no cancellability and, therefore, revenue for the perpetual license is recognized upon conversion, consistent with the accounting for other perpetual licenses, as described above. PCS revenue is recognized as described below.

The company also has open-source software offerings. Since open-source software is offered under an open-source licensing model and therefore, the license is available for free, the standalone selling price is zero. As such, when the license is sold with PCS or other products and services, no consideration is allocated to the license when it is a distinct performance obligation and therefore no revenue is recognized when control of the license transfers to the client. Revenue is recognized over the PCS period. In certain cases, open-source software is bundled with proprietary software and, if the open-source software is not considered distinct, the software bundle (e.g., Cloud Pak) is accounted for under a proprietary software model. Cloud Paks can be sold either as perpetual or committed-term software licenses, both of which are described above.

Revenue from PCS is recognized over the contract term on a straight-line basis because the company is providing a service of standing ready to provide support, when-and-if needed, and is providing unspecified software upgrades on a when-and-if available basis over the contract term.

Revenue from software hosting or Software-as-a-Service (SaaS) arrangements is recognized either on a straight-line basis or on a usage basis as described in the Services section above. In software hosting arrangements, the rights provided to the client (e.g., ownership of a license, contract termination provisions and the feasibility of the client to operate the software) are considered in determining whether the arrangement includes a license. In arrangements that include a software license, the associated revenue is recognized in accordance with the software license recognition policy above rather than over time as a service.

Financing

Financing income attributable to sales-type leases, direct financing leases and loans is recognized on the accrual basis using the effective interest method. Operating lease income is recognized on a straight-line basis over the term of the lease.

Standalone Selling Price

The company allocates the transaction price to each performance obligation on a relative standalone selling price basis. The standalone selling price (SSP) is the price at which the company would sell a promised product or service separately to a client. In most cases, the company is able to establish SSP based on the observable prices of products or services sold separately in comparable circumstances to similar clients. The company typically establishes SSP ranges for its products and services which are reassessed on a periodic basis or when facts and circumstances change.

In certain instances, the company may not be able to establish a SSP range based on observable prices, and as a result, the company estimates SSP. The company estimates SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, internal costs, profit objectives and pricing practices. Additionally, in certain circumstances, the company may estimate SSP for a product or service by applying the residual approach. Estimating SSP is a formal process that includes review and approval by the company’s management.

Services Costs

Recurring operating costs for services contracts are recognized as incurred. For fixed-price design and build contracts, the costs of external hardware and software accounted for under the cost-to-cost measure of progress are deferred and recognized based on the labor costs incurred to date (i.e., the measure of progress), as a percentage of the total estimated labor costs to fulfill the contract as control transfers over time for these performance obligations. Certain eligible, nonrecurring costs (i.e., setup costs) incurred in the initial phases of business process outsourcing contracts and other cloud-based services contracts, including Software-as-a-Service arrangements, are capitalized when the costs relate directly to the contract, the costs generate or enhance resources of the company that will be used in satisfying the performance obligation in the future, and the costs are expected to be recovered. These costs consist of transition and setup costs related to the provisioning, configuring, implementation and training and other deferred fulfillment costs, including, for example, prepaid assets used in services contracts (i.e., prepaid software or prepaid maintenance). Capitalized costs are amortized on a straight-line basis over the expected period of benefit, which includes anticipated contract renewals or extensions, consistent with the transfer to the client of the services to which the asset relates. Additionally, fixed assets associated with these contracts are capitalized and depreciated on a straight-line basis over the expected useful life of the asset. If an asset is contract specific, then the depreciation period is the shorter of the useful life of the asset or the contract term. Amounts paid to clients in excess of the fair value of acquired assets used in business process outsourcing arrangements are deferred and amortized on a straight-line basis as a reduction of revenue over the expected period of benefit. The company performs periodic reviews to assess the recoverability of deferred contract transition and setup costs. If the carrying amount is deemed not recoverable, an impairment loss is recognized. Refer to note D, “Revenue Recognition,” for the amount of deferred costs to fulfill a contract at December 31, 2022 and 2021.

In situations in which a business process outsourcing or other cloud-based services contract is terminated, the terms of the contract may require the client to reimburse the company for the recovery of unbilled accounts receivable, unamortized deferred contract costs and additional costs incurred by the company to transition the services.

Software Costs

Costs that are related to the conceptual formulation and design of licensed software programs are expensed as incurred to research, development and engineering expense; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset. Capitalized amounts are amortized on a straight-line basis over periods ranging up to three years and are recorded in software cost within cost of sales. The company performs periodic reviews to ensure that unamortized program costs remain recoverable from future revenue. Costs to support or service licensed programs are charged to software cost within cost of sales as incurred.

The company capitalizes certain costs that are incurred to purchase or develop internal-use software. Internal-use software programs also include software used by the company to deliver Software-as-a-Service when the client does not receive a license to the software and the company has no substantive plans to market the software externally. Capitalized costs are amortized on a straight-line basis over periods ranging up to three years and are recorded in selling, general and administrative expense or cost of sales, depending on whether the software is used by the company in revenue generating transactions. Additionally, the company may capitalize certain types of implementation costs and amortize them over the term of the arrangement when the company is a customer in a cloud-computing arrangement.

Incremental Costs of Obtaining a Contract

Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a straight-line basis over the expected customer relationship period if the company expects to recover those costs. The expected customer relationship period, determined based on the average customer relationship period, including expected renewals, for each offering type, is three years. Expected renewal periods are only included in the expected customer relationship period if commission amounts paid upon renewal are not commensurate with amounts paid on the initial contract. Incremental costs of obtaining a contract include only those costs the company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The company has determined that certain commissions programs meet the requirements to be capitalized. Some commission programs are not subject to capitalization as the commission expense is paid and recognized as the related revenue is recognized. Additionally, as a practical expedient, the company expenses costs to obtain a contract as incurred if the amortization period would have been a year or less. These costs are included in selling, general and administrative expenses.

Product Warranties

The company offers warranties for its hardware products that generally range up to three years, with the majority being either one or three years. Any cost of standard warranties is accrued when the corresponding revenue is recognized. The company estimates its standard warranty costs for products based on historical warranty claim experience and estimates of future spending and applies this estimate to the revenue stream for products under warranty. Estimated future costs for warranties applicable to revenue recognized in the current period are charged to cost of sales. The warranty liability is reviewed quarterly to verify that it properly reflects the remaining obligation based on the anticipated expenditures over the balance of the obligation period. Adjustments are made when actual warranty claim experience differs from estimates. Costs from fixed-price support or maintenance contracts, including extended warranty contracts, are recognized as incurred.

Revenue from extended warranty contracts is initially recorded as deferred income and subsequently recognized on a straight-line basis over the delivery period because the company is providing a service of standing ready to provide services over such term.

Refer to note R, “Commitments & Contingencies,” for additional information.

Shipping and Handling

Costs related to shipping and handling are recognized as incurred and included in cost in the Consolidated Income Statement.

Expense and Other Income

Selling, General and Administrative

Selling, general and administrative (SG&A) expense is charged to income as incurred, except for certain sales commissions, which are capitalized and amortized. For further information regarding capitalizing sales commissions, see “Incremental Costs of Obtaining a Contract” above. Expenses of promoting and selling products and services are classified as selling expense and, in addition to sales commissions, include such items as compensation, advertising and travel. General and administrative expense includes such items as compensation, legal costs, office supplies, non-income taxes, insurance and office rental. In addition, general and administrative expense includes other operating items such as an allowance for credit losses, workforce rebalancing charges for contractually obligated payments to employees terminated in the ongoing course of business, acquisition costs related to business combinations, amortization of certain intangible assets and environmental remediation costs.

Advertising and Promotional Expense

The company expenses advertising and promotional costs as incurred. Cooperative advertising reimbursements from vendors are recorded net of advertising and promotional expense in the period in which the related advertising and promotional expense is incurred.

Advertising and promotional expense, which includes media, agency and promotional expense, was $1,330 million, $1,413 million and $1,509 million in 2022, 2021 and 2020, respectively, and is recorded in SG&A expense in the Consolidated Income Statement.

Research, Development and Engineering

Research, development and engineering (RD&E) costs are expensed as incurred. Software costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset.

Intellectual Property and Custom Development Income

The company licenses and sells the rights to certain of its intellectual property (IP) including internally developed patents, trade secrets and technological know-how. Certain IP transactions to third parties are licensing/royalty-based and others are transaction-based sales/other transfers. Income from licensing arrangements is recognized at the inception of the license term if the nature of the company’s promise is to provide a right to use the company’s intellectual property as it exists at that point in time (i.e., the license is functional intellectual property) and control has transferred to the client. Income is recognized over time if the nature of the company’s promise is to provide a right to access the company’s intellectual property throughout the license period (i.e., the license is symbolic intellectual property), such as a trademark license. Income from royalty-based fee arrangements is recognized at the later of when the subsequent sale or usage occurs or the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). The company also enters into cross-licensing arrangements of patents, and income from these arrangements is recognized when control transfers to the customer. In addition, the company earns income from certain custom development projects with strategic technology partners and specific clients. The company records the income from these projects over time as the company satisfies the performance obligation if the fee is nonrefundable and is not dependent upon the ultimate success of the project.

Other (Income) and Expense

Components of other (income) and expense are as follows:

($ in millions)
For the year ended December 31:	2022		2021	2020
Other (income) and expense
Foreign currency transaction losses/(gains)*	$(643)		$(204)	$114
(Gains)/losses on derivative instruments	225		205	(101)
Interest income	(162)		(52)	(105)
Net (gains)/losses from securities and investment assets	278		(133)	(22)
Retirement-related costs/(income)	6,548	**	1,282	1,073
OtherÈ	(443)		(225)	(156)
Total other (income) and expense	$5,803		$873	$802

*

The company uses financial hedging instruments to limit specific currency risks related to foreign currency-based transactions. The hedging program does not hedge 100 percent of currency exposures and defers, versus eliminates, the impact of currency. Refer to note T, “Derivative Financial Instruments,” for additional information on foreign exchange risk.

** Includes a one-time, non-cash pension settlement charge of $5.9 billion. Refer to note V, “Retirement-Related Benefits,” for additional information.

È Other primarily consists of (gains)/losses from divestitures, dispositions of land/buildings and other.

Government Assistance

The company receives grants from governments and government agencies (government) in support of certain of the company’s business activities, primarily related to research, job creation, or job training. Grants are generally received in the form of cash as either a recovery for expenses incurred or as an incentive for meeting certain requirements as agreed to in the grant, with terms ranging from one to five years. Grants are recorded as credits against Cost, SG&A and RD&E in the Consolidated Income Statement based on the nature of the grant and the expense being offset once the conditions and restrictions of the grant have been met and payment has been received from the government. When a grant is received before conditions of the grant have been met, the grant is recorded in other accrued expenses and liabilities or other liabilities in the Consolidated Balance Sheet. For the year ended December 31, 2022, grants recorded in the company’s Consolidated Financial Statements were not material.

Business Combinations and Intangible Assets Including Goodwill

The company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree are generally recorded at their acquisition date fair values. Contract assets and contract liabilities are measured in accordance with the guidance on revenue recognition. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as a separately identifiable intangible asset. Goodwill recorded in an acquisition is assigned to applicable reporting units based on expected revenues or expected cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. Amortization of completed technology is recorded in cost, and amortization of all other intangible assets is recorded in SG&A expense. Acquisition-related costs, including advisory, legal, accounting, valuation and pre-close and other costs, are typically expensed in the periods in which the costs are incurred and are recorded in SG&A expense. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

Impairment

Long-lived assets, other than goodwill, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment test is typically based on undiscounted cash flows and, if impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. Goodwill is tested for impairment at least annually, in the fourth quarter and whenever changes in circumstances indicate an impairment may exist. The goodwill impairment test is performed at the reporting unit level, which is generally at the level of or one level below an operating segment.

Depreciation and Amortization

Property, plant and equipment are carried at cost and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of certain depreciable assets are as follows: buildings, 30 to 50 years; building equipment, 10 to 20 years; land improvements, 20 years; production, engineering, office and other equipment, 2 to 20 years; and information technology equipment, 1.5 to 5 years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term, rarely exceeding 25 years. Refer to the “Use of Estimates” section above for additional information about the useful lives of information technology equipment.

As noted within the “Software Costs” section of this note, capitalized software costs are amortized on a straight-line basis over periods ranging up to 3 years. Other intangible assets are amortized over periods between 1 and 20 years.

Environmental

The cost of internal environmental protection programs that are preventative in nature are expensed as incurred. When a cleanup program becomes likely, and it is probable that the company will incur cleanup costs and those costs can be reasonably estimated, the company accrues remediation costs for known environmental liabilities.

Asset Retirement Obligations

Asset retirement obligations (ARO) are legal obligations associated with the retirement of long-lived assets and the liability is initially recorded at fair value. The related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability. Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the company records period-to-period changes in the ARO liability resulting from the passage of time in interest expense and revisions to either the timing or the amount of the original expected cash flows to the related assets.

Defined Benefit Pension and Nonpension Postretirement Benefit Plans

The funded status of the company’s defined benefit pension plans and nonpension postretirement benefit plans (retirement-related benefit plans) is recognized in the Consolidated Balance Sheet. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at December 31, the measurement date. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (PBO), which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. For the nonpension postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation (APBO), which represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held in an irrevocable trust fund, held for the sole benefit of participants, which are invested by the trust fund. Overfunded plans, with the fair value of plan assets exceeding the benefit obligation, are aggregated and recorded as a prepaid pension asset equal to this excess. Underfunded plans, with the benefit obligation exceeding the fair value of plan assets, are aggregated and recorded as a retirement and nonpension postretirement benefit obligation equal to this excess.

The current portion of the retirement and nonpension post-retirement benefit obligations represents the actuarial present value of benefits payable in the next 12 months exceeding the fair value of plan assets, measured on a plan-by-plan basis. This obligation is recorded in compensation and benefits in the Consolidated Balance Sheet.

Net periodic pension and nonpension postretirement benefit cost/(income) is recorded in the Consolidated Income Statement and includes service cost, interest cost, expected return on plan assets, amortization of prior service costs/(credits) and (gains)/losses previously recognized as a component of other comprehensive income/(loss) (OCI) and amortization of the net transition asset remaining in accumulated other comprehensive income/(loss) (AOCI). The service cost component of net benefit cost is recorded in Cost, SG&A and RD&E in the Consolidated Income Statement (unless eligible for capitalization) based on the employees’ respective functions. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Income Statement.

(Gains)/losses and prior service costs/(credits) are recognized as a component of OCI in the Consolidated Statement of Comprehensive Income as they arise. Those (gains)/losses and prior service costs/(credits) are subsequently recognized as a component of net periodic cost/(income) pursuant to the recognition and amortization provisions of applicable accounting guidance. (Gains)/losses arise as a result of differences between actual experience and assumptions or as a result of changes in actuarial assumptions. Prior service costs/(credits) represent the cost of benefit changes attributable to prior service granted in plan amendments.

The measurement of benefit obligations and net periodic cost/(income) is based on estimates and assumptions approved by the company’s management. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age and years of service, as well as certain assumptions, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates.

Defined Contribution Plans

The company’s contribution for defined contribution plans is recorded when the employee renders service to the company. The charge is recorded in Cost, SG&A and RD&E in the Consolidated Income Statement based on the employees’ respective functions.

Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to employees. The company measures stock-based compensation cost at the grant date, based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the employee requisite service period. The company grants its employees Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs); Performance Share Units (PSUs); and stock options. RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests, typically over a one- to four-year period. PSUs are stock awards where the number of shares ultimately received by the employee depends on performance against specified targets and typically vest over a three-year period. Over the performance period, the number of shares that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets. Dividend equivalents are not paid on the stock awards described above. The fair value of the awards is determined and fixed on the grant date based on the company’s stock price, adjusted for the exclusion of dividend equivalents where applicable and for PSUs assumes that performance targets will be achieved. The company estimates the fair value of stock options using a Black-Scholes valuation model. Stock-based compensation cost is recorded in Cost, SG&A, and RD&E in the Consolidated Income Statement based on the employees’ respective functions.

The company records deferred tax assets for awards that result in deductions on the company’s income tax returns, based on the amount of compensation cost recognized and the relevant statutory tax rates. The differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the income tax return are recorded as a benefit or expense to the provision for income taxes in the Consolidated Income Statement.

Income Taxes

Income tax expense is based on reported income before income taxes. Deferred income taxes reflect the tax effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws. The company includes Global Intangible Low-Taxed Income (GILTI) in measuring deferred taxes. Valuation allowances are recognized to reduce deferred tax assets to the amount that will more likely than not be realized. In assessing the need for a valuation allowance, management considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies/actions. When the company changes its determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to income tax expense in the period in which such determination is made.

The company recognizes additional tax liabilities when the company believes that certain positions may not be fully sustained upon review by tax authorities. Benefits from tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The noncurrent portion of tax liabilities is included in other liabilities in the Consolidated Balance Sheet. To the extent that new information becomes available which causes the company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Translation of Non-U.S. Currency Amounts

Assets and liabilities of non-U.S. subsidiaries that have a local functional currency are translated to U.S. dollars at year-end exchange rates. Translation adjustments are recorded in OCI. Income and expense items are translated at weighted-average rates of exchange prevailing during the year.

Inventory, property, plant and equipment—net and other non-monetary assets and liabilities of non-U.S. subsidiaries and branches that operate in U.S. dollars are translated at the approximate exchange rates prevailing when the company acquired the assets or liabilities. All other assets and liabilities denominated in a currency other than U.S. dollars are translated at year-end exchange rates with the transaction gain or loss recognized in other (income) and expense. Income and expense items are translated at the weighted-average rates of exchange prevailing during the year. These translation gains and losses are included in net income for the period in which exchange rates change.

Derivative Financial Instruments

The company uses derivative financial instruments primarily to manage foreign currency and interest rate risk, and to a lesser extent, equity and credit risk. The company does not use derivative financial instruments for trading or speculative purposes. Derivatives that qualify for hedge accounting can be designated as either cash flow hedges, net investment hedges, or fair value hedges. The company may enter into derivative contracts that economically hedge certain of its risks, even when hedge accounting does not apply, or the company elects not to apply hedge accounting.

Derivatives are recognized in the Consolidated Balance Sheet at fair value on a gross basis as either assets or liabilities and classified as current or noncurrent based upon whether the maturity of the instrument is less than or greater than 12 months.

Changes in the fair value of derivatives designated as a cash flow hedge are recorded, net of applicable taxes, in OCI and subsequently reclassified into the same income statement line as the hedged exposure when the underlying hedged item is recognized in earnings. Effectiveness for net investment hedging derivatives is measured on a spot-to-spot basis. Changes in the fair value of highly effective net investment hedging derivatives and other non-derivative financial instruments designated as net investment hedges are recorded as foreign currency translation adjustments in AOCI. Changes in the fair value of the portion of a net investment hedging derivative excluded from the assessment of effectiveness are recorded in interest expense and cost of financing. Changes in the fair value of interest rate derivatives designated as a fair value hedge and the offsetting changes in the fair value of the underlying hedged exposure are recorded in interest expense and cost of financing. Changes in the fair value of derivatives not designated as hedges are reported in earnings primarily in other (income) and expense. See note T, “Derivative Financial Instruments,” for further information.

The cash flows associated with derivatives designated as fair value and cash flow hedges are reported in cash flows from operating activities in the Consolidated Statement of Cash Flows. Cash flows from derivatives designated as net investment hedges and derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. Cash flows from derivatives designated as hedges of foreign currency denominated debt directly associated with the settlement of the principal are reported in payments to settle debt in cash flows from financing activities in the Consolidated Statement of Cash Flows.

Financial Instruments

In determining the fair value of its financial instruments, the company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. See note J, “Financial Assets & Liabilities,” for further information. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The company classifies certain assets and liabilities based on the following fair value hierarchy:

•	Level 1–Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date;
•	Level 2–Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•	Level 3–Unobservable inputs for the asset or liability.

When available, the company uses unadjusted quoted market prices in active markets to measure the fair value and classifies such items as Level 1. If quoted market prices are not available, fair value is based upon internally developed models that use current market-based or independently sourced market parameters such as interest rates and currency rates. Items valued using internally generated models are classified according to the lowest level input or value driver that is significant to the valuation.

The determination of fair value considers various factors including interest rate yield curves and time value underlying the financial instruments. For derivatives and debt securities, the company uses a discounted cash flow analysis using discount rates commensurate with the duration of the instrument.

In determining the fair value of financial instruments, the company considers certain market valuation adjustments to the “base valuations” calculated using the methodologies described below for several parameters that market participants would consider in determining fair value:

•	Counterparty credit risk adjustments are applied to financial instruments, taking into account the actual credit risk of a counterparty as observed in the credit default swap market to determine the true fair value of such an instrument.
•	Credit risk adjustments are applied to reflect the company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the company’s own credit risk as observed in the credit default swap market.

The company holds investments primarily in time deposits, certificates of deposit, and U.S. government debt that are designated as available-for-sale. The primary objective of the company’s cash and debt investment portfolio is to maintain principal by investing in very liquid and highly rated investment grade securities.

Available-for-sale securities are measured for impairment on a recurring basis by comparing the security’s fair value with its amortized cost basis. If the fair value of the security falls below its amortized cost basis, the change in fair value is recognized in the period the impairment is identified when the loss is due to credit factors. The change in fair value due to non-credit factors is recorded in other comprehensive income when the company does not intend to sell and has the ability to hold the investment. The company’s standard practice is to hold all of its debt security investments classified as available-for-sale until maturity. There were no impairments for credit losses and no material non-credit impairments recognized for the years ended December 31, 2022, 2021 and 2020.

Certain nonfinancial assets such as property, plant and equipment, land, goodwill and intangible assets are subject to nonrecurring fair value measurements if they are deemed to be impaired. The impairment models used for nonfinancial assets depend on the type of asset. There were no material impairments of nonfinancial assets for the years ended December 31, 2022, 2021 and 2020.

Cash Equivalents

All highly liquid investments with maturities of three months or less at the date of purchase are considered to be cash equivalents.

Marketable Securities

The company measures equity investments at fair value with changes recognized in net income.

Debt securities included in current assets represent securities that are expected to be realized in cash within one year of the balance sheet date. Long-term debt securities and alliance equity securities are included in investments and sundry assets. At December 31, 2022 and 2021, alliance equity securities were $142 million and $159 million, respectively. Debt securities are considered available-for-sale and are reported at fair value with unrealized gains and losses, net of applicable taxes, in OCI. The realized gains and losses on available-for-sale debt securities are included in other (income) and expense in the Consolidated Income Statement. Realized gains and losses are calculated based on the specific identification method.

Inventory

Raw materials, work in process and finished goods are stated at the lower of average cost or net realizable value.

Notes and Accounts Receivable—Trade and Contract Assets

The company classifies the right to consideration in exchange for products or services transferred to a client as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The majority of the company’s contract assets represent unbilled amounts related to design and build services contracts when the cost-to-cost method of revenue recognition is utilized, revenue recognized exceeds the amount billed to the client, and the right to consideration is subject to milestone completion or client acceptance. Contract assets are generally classified as current and are recorded on a net basis with deferred income (i.e., contract liabilities) at the contract level.

Financing Receivables

Financing receivables primarily consist of client loan and installment payment receivables (loans) and investment in sales-type and direct financing leases (collectively referred to as client financing receivables) and commercial financing receivables. Leases are accounted for in accordance with lease accounting standards. Loans, which are generally unsecured, are primarily for software and services. Commercial financing receivables are primarily for working capital financing to distributors and resellers of IBM products and services. Financing receivables are classified as either held for sale or held for investment, depending on the company’s intent and ability to hold the underlying contract for the foreseeable future or until maturity or payoff. Loans and commercial financing receivables are recorded at amortized cost, which approximates fair value.

Transfers of Financial Assets

The company enters into arrangements to sell certain financial assets (primarily notes and accounts receivable–trade and financing receivables) to third-party financial institutions. For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the company’s continuing involvement with the assets transferred and any other relevant consideration. When the true sale criteria are met, the company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements are reflected as cash provided by operating activities in the Consolidated Statement of Cash Flows. If the true sale criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the Consolidated Balance Sheet with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the Consolidated Statement of Cash Flows.

Arrangements to sell notes and accounts receivable–trade are used in the normal course of business as part of the company’s cash and liquidity management. Facilities primarily in the U.S. and several countries in Europe enable the company to sell certain notes and accounts receivable–trade, without recourse, to third parties in order to manage credit, collection, concentration and currency risk. The gross amounts sold (the gross proceeds) under these arrangements were $3.3 billion, $1.8 billion and $2.2 billion for the years ended December 31, 2022, 2021 and 2020, respectively. Within the notes and accounts receivables–trade sold and derecognized from the Consolidated Balance Sheet, $1.0 billion, $0.7 billion, and $0.4 billion remained uncollected from customers at December 31, 2022, 2021 and 2020, respectively. The fees and the net gains and losses associated with the transfer of receivables were not material for any of the periods presented. Refer to note L, “Financing Receivables,” for more information on transfers of financing receivables.

Allowance for Credit Losses

Receivables are recorded concurrent with billing and shipment of a product and/or delivery of a service to customers. An allowance for uncollectible trade receivables and contract assets, if needed, is estimated based on specific customer situations, current and future expected economic conditions, past experiences of losses, as well as an assessment of potential recoverability of the balance due.

The company estimates its allowances for expected credit losses for financing receivables by considering past events, including any historical default, historical concessions and resulting troubled debt restructurings, current economic conditions, any non-freestanding mitigating credit enhancements, and certain forward-looking information, including reasonable and supportable forecasts. The methodologies that the company uses to calculate its financing receivables reserves, which are applied consistently to its different portfolios, are as follows:

Individually Evaluated–The company reviews all financing receivables considered at risk quarterly, and performs an analysis based upon current information available about the client, such as financial statements, news reports, published credit ratings, current market-implied credit analysis, as well as collateral net of repossession cost, prior collection history and current and future expected economic conditions. For loans that are collateral dependent, impairment is measured using the fair value of the collateral when foreclosure is probable. Using this information, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve.

Collectively Evaluated–The company determines its allowances for credit losses for collectively evaluated financing receivables (unallocated) based on two portfolio segments: client financing receivables and commercial financing receivables. The company further segments the portfolio into three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific.

For client financing receivables, the company uses a credit loss model to calculate allowances based on its internal loss experience and current conditions and forecasts, by class of financing receivable. The company records an unallocated reserve that is calculated by applying a reserve rate to its portfolio, excluding accounts that have been individually evaluated and specifically reserved. This reserve rate is based upon credit rating, probability of default, term and loss history. The allowance is adjusted quarterly for expected recoveries of amounts that were previously written off or are expected to be written off. Recoveries cannot exceed the aggregated amount of the previous write-off or expected write-off.

The company considers forward-looking macroeconomic variables such as gross domestic product, unemployment rates, equity prices and corporate profits when quantifying the impact of economic forecasts on its client financing receivables allowance for expected credit losses. Macroeconomic variables may vary by class of financing receivables based on historical experiences, portfolio composition and current environment. The company also considers the impact of current conditions and economic forecasts relating to specific industries, geographical areas, and client credit ratings, in addition to performing a qualitative review of credit risk factors across the portfolio. Under this approach, forecasts of these variables over two years are considered reasonable and supportable. Beyond two years, the company reverts to long-term average loss experience. Forward-looking estimates require the use of judgment, particularly in times of economic uncertainty.

The portfolio of commercial financing receivables is short term in nature and any allowance for these assets is estimated based on a combination of write-off history and current economic conditions, excluding any individually evaluated accounts.

Other Credit-Related Policies

Past Due–The company views receivables as past due when payment has not been received after 90 days, measured from the original billing date.

Non-Accrual–Non-accrual assets include those receivables (impaired loans or nonperforming leases) with specific reserves and other accounts for which it is likely that the company will be unable to collect all amounts due according to original terms of the lease or loan agreement. Interest income recognition is discontinued on these receivables. Cash collections are first applied as a reduction to principal outstanding. Any cash received in excess of principal payments outstanding is recognized as interest income. Receivables may be removed from non-accrual status, if appropriate, based upon changes in client circumstances, such as a sustained history of payments.

Write-Off–Receivable losses are charged against the allowance in the period in which the receivable is deemed uncollectible. Subsequent recoveries, if any, are credited to the allowance. Write-offs of receivables and associated reserves occur to the extent that the customer is no longer in operation and/or there is no reasonable expectation of additional collections or repossession.

Leases

The company conducts business as both a lessee and a lessor. In its ordinary course of business, the company enters into leases as a lessee for property, plant and equipment. The company is also the lessor of certain equipment, mainly through its Financing segment.

When procuring goods or services, or upon entering into a contract with its clients, the company determines whether an arrangement contains a lease at its inception. As part of that evaluation, the company considers whether there is an implicitly or explicitly identified asset in the arrangement and whether the company, as the lessee, or the client, if the company is the lessor, has the right to control the use of that asset.

Accounting for Leases as a Lessee

When the company is the lessee, all leases with a term of more than 12 months are recognized as right-of-use (ROU) assets and associated lease liabilities in the Consolidated Balance Sheet. The lease liabilities are measured at the lease commencement date and determined using the present value of the lease payments not yet paid and the company’s incremental borrowing rate, which approximates the rate at which the company would borrow on a secured basis in the country where the lease was executed. The interest rate implicit in the lease is generally not determinable in transactions where the company is the lessee. The ROU asset equals the lease liability adjusted for any initial direct costs (IDCs), prepaid rent and lease incentives. The company’s variable lease payments generally relate to payments tied to various indexes, non-lease components and payments above a contractual minimum fixed amount.

Operating leases are included in operating right-of-use assets–net, current operating lease liabilities and operating lease liabilities in the Consolidated Balance Sheet. Finance leases are included in property, plant and equipment, short-term debt and long-term debt in the Consolidated Balance Sheet. The lease term includes options to extend or terminate the lease when it is reasonably certain that the company will exercise that option.

The company made a policy election to not recognize leases with a lease term of 12 months or less in the Consolidated Balance Sheet.

For all asset classes, the company has elected the lessee practical expedient to combine lease and non-lease components (e.g., maintenance services) and account for the combined unit as a single lease component. A significant portion of the company’s lease portfolio is real estate, which are mainly accounted for as operating leases, and are primarily used for corporate offices and data centers. The average term of the real estate leases is approximately five years. The company also has equipment leases, such as IT equipment and vehicles, which have lease terms that range from two to five years. For certain of these operating and finance leases, the company applies a portfolio approach to account for the lease assets and lease liabilities.

Accounting for Leases as a Lessor

The company typically enters into leases as an alternative means of realizing value from equipment that it would otherwise sell. Assets under lease primarily include new and used IBM equipment. IBM equipment generally consists of zSystems, Power and Storage products.

Lease payments due to IBM are typically fixed and paid in equal installments over the lease term. The majority of the company’s leases do not contain variable payments that are dependent on an index or a rate. Variable lease payments that do not depend on an index or a rate (e.g., property taxes), that are paid directly by the company and are reimbursed by the client, are recorded as revenue, along with the related cost, in the period in which collection of these payments is probable. Payments that are made directly by the client to a third party, including certain property taxes and insurance, are not considered part of variable payments and therefore are not recorded by the company. The company has made a policy election to exclude from consideration in contracts all collections from sales and other similar taxes.

The company’s payment terms for leases are typically unconditional. Therefore, in an instance when the client requests to terminate the lease prior to the end of the lease term, the client would typically be required to pay the remaining lease payments in full. At the end of the lease term, the company allows the client to either return the equipment, purchase the equipment at the then-current fair market value or at a pre-stated purchase price, or renew the lease based on mutually agreed upon terms.

When lease arrangements include multiple performance obligations, the company allocates the consideration in the contract between the lease components and the non-lease components on a relative standalone selling price basis.

Sales-Type and Direct Financing Leases

For a sales-type or direct financing lease, the carrying amount of the asset is derecognized from inventory and a net investment in the lease is recorded. For a sales-type lease, the net investment in the lease is measured at commencement date as the sum of the lease receivable and the estimated residual value of the equipment less unearned income and allowance for credit losses. Any selling profit or loss arising from a sales-type lease is recorded at lease commencement. Selling profit or loss is presented on a gross basis when the company enters into a lease to realize value from a product that it would otherwise sell in its ordinary course of business. For segment reporting, the net investment in sales-type leases excluding the allowance for credit losses is recognized as hardware revenue in the Infrastructure segment, while the estimated residual value less related unearned income is recognized as a reduction in revenue in the Other revenue category and represents the portion of fair value retained by the company. In transactions where the company enters into a lease for the purpose of generating revenue by providing financing, the selling profit or loss is presented on a net basis. Under a sales-type lease, initial direct costs are expensed at lease commencement. Over the term of the lease, the company recognizes finance income on the net investment in the lease and any variable lease payments, which are not included in the net investment in the lease.

For a direct financing lease, the net investment in the lease is measured similarly to a sales-type lease, however, the net investment in the lease is reduced by any selling profit. In a direct financing lease, the selling profit and initial direct costs are deferred at commencement and recognized over the lease term. The company rarely enters into direct financing leases.

The estimated residual value represents the estimated fair value of the equipment under lease at the end of the lease. The company estimates the future fair value of leased equipment by using historical models, analyzing the current market for new and used equipment and obtaining forward-looking product information such as marketing plans and technology innovations. The company optimizes the recovery of residual values by extending lease arrangements with, or selling leased equipment to existing clients, and periodically reassesses the realizable value of its lease residual values. Anticipated decreases in specific future residual values that are considered to be other-than-temporary are recognized immediately upon identification and are recorded as adjustments to the residual value estimate and unearned income, which reduces current period and future period financing income, respectively.

Common Stock

Common stock refers to the $.20 par value per share capital stock as designated in the company’s Certificate of Incorporation. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Earnings Per Share of Common Stock

Earnings per share (EPS) is computed using the two-class method, which determines EPS for each class of common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. Basic EPS of common stock is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock awards, convertible notes and stock options.